As filed with the Securities and Exchange Commission on October 7, 2026
1933 Act Registration No. 333-287294
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 2
Lincoln Level Advantage 2 IncomeSM B-Share
Lincoln Level Advantage 2 IncomeSM Advisory
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Insurance Company’s Principal Executive Offices)
(260) 455-2000
(Insurance Company’s Telephone Number, Including Area Code) Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087 (Name and Address of Agent for Service)
Copy to:
Nadine Rosin, Esquire
The Lincoln National Life Insurance Company
1301 South Harrison Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2026, pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
/ / New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
/ / Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
/ / If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act
/X/ Insurance Company relying on Rule 12h-7 under the Exchange Act
/ / Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2 Income® B-Share index-linked annuity

Supplement dated December XX, 2026 to the Prospectus dated May 1, 2026

This Supplement updates certain information contained in the above-referenced prospectus (the “Prospectus”) for your index-linked annuity contract. You should read this Supplement together with the Prospectus, as supplemented. Except as described in this Supplement, all other terms and provisions of the Prospectus remain unchanged.

OVERVIEW

Effective immediately, references in the Prospectus, summary prospectus, Statement of Additional Information, and related material to Lincoln Level Advantage 2 IncomeSM are changed to Lincoln Level Advantage 2 Income®. This change relates solely to the trademark designation of the product name.

The following Indexed Accounts will be available for Contracts purchased on and after December 14, 2026, subject to state availability:

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Capital Group Dividend Value ETF, 3-Year, 10% Protection Level, Performance Cap
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Capital Group Dividend Value ETF, 6-Year, 15% Protection Level, Performance Cap

The following Indexed Accounts will not be available for Contracts purchased on and after December 14, 2026. If you are currently invested in one of these accounts, you may remain invested until the end of your current Indexed Term.

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S&P 500® Price Return Index, 6-Year, 10% Dual Plus, Performance Cap
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S&P 500® Price Return Index, 6-Year, Annual Lock, 10% Protection Level, Performance Cap
●
Russell 2000® Price Return Index, 6-Year, Annual Lock, 10% Protection Level, Performance Cap

The i4LIFE® Advantage rider is an optional Annuity Payout rider that will be available for purchase for new Contractowners on and after December 14, 2026, subject to state availability.  The rider provides:

●
Periodic Income Payments for life subject to certain conditions of the rider;
●
The ability to make withdrawals or fully surrender the Contract during the Access Period;
●
A Death Benefit during the Access Period; and
●
Periodic Income Payments that may increase or decrease based on contract performance.
i4LIFE® Advantage may only be elected at the time the Contract is issued. It provides Periodic Income Payments for life subject to certain conditions and payments are made during two time periods: an Access Period and a Lifetime Income Period.  i4LIFE® Advantage is available for Contracts with a Contract Value of at least $50,000. Secure Lock+® is not available while this rider is in effect.
 DESCRIPTION OF CHANGES
The following discussion describes changes that are incorporated into the specified sections of the Prospectus.
SPECIAL TERMS
The following terms are added to the Special Terms section:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Periodic Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the Contract, and have a Death Benefit.
Account Value—Under i4LIFE® Advantage, the Account Value on a Valuation Date equals the total value in the Indexed Segments, and holding account, if any.

Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Periodic Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Periodic Income Payments—The amounts paid under i4LIFE® Advantage.
Rider Year—Under i4LIFE® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Existing Special Terms within this section, as noted below, are deleted and replaced with the following:
Annuity Commencement Date—The Valuation Date when payment of retirement income benefits begins under the Annuity Payout option you select (other than i4LIFE® Advantage) or upon beginning irrevocable withdrawals through an Automatic Withdrawal Service (state variations apply).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or the i4LIFE® Advantage effective date, if applicable). Payments will be index-linked under i4LIFE® Advantage during the Access Period and during the Lifetime Income Period payments may be index-linked or fixed.

OVERVIEW OF THE CONTRACT – Primary Features and Options of the Contract
The following paragraph has been added to this section.
i4LIFE® Advantage.  The Contract offers the i4LIFE® Advantage rider for an additional fee which provides Periodic Income Payments for life.  The availability of the rider is subject to state availability.
The Additional Service overview within this section is deleted and replaced with the following:
Additional Service.  The Automatic Withdrawal Service (AWS) allows you to automatically take periodic withdrawals from your Contract and is available under the Contract for no additional charge.  AWS is not available when i4LIFE® Advantage is in effect.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT YOUR CONTRACT
The “Are There Ongoing Fees and Expenses?”  section is revised to reflect the optional benefit minimum annual fee update:
	Annual Fee	Minimum	Maximum	Location in the Prospectus
Are There Ongoing Fees and Expenses?	Optional benefits available for an additional charge	0.40%[1]	2.75%[1]	● Fee Tables ● Charges and Adjustments ● Rate Sheet (prospectus supplement)
1Annual fee as a percentage of Account Value on each Contract Anniversary.

The “Are There any Restrictions on Contract Benefits?” row is revised to add the following restrictions for i4LIFE® Advantage:

	RESTRICTIONS	Location in the Prospectus
Are There any Restrictions on Contract Benefits?
Yes:
●
i4LIFE® Advantage:
o
A minimum level of Contract Value is required to elect.
o
Must be elected at the time of Contract issue.
o
Only 1-Year Indexed Accounts are available in the Lifetime Income Period.

● The Contracts ● Benefits Available Under the Contract ● Appendix C – Broker-Dealer Material Variations ● i4LIFE® Advantage

FEE TABLES – Annual Contract Expenses.

The following is added to the Annual Contract Expenses table under Optional Benefit Expenses:

i4LIFE® Advantage:[5]
Guaranteed Maximum Annual Charge…………………………………	0.40%

5 The i4LIFE® Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Advantage Charge for more information. During the Lifetime Income Period, the Charge will reduce the Periodic Income Payment for each Indexed Segment.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Indexed-Account Risk.  The following bullet point is added to the list of additional risks for specific indices.

●
Capital Group Dividend Value ETF: Market conditions and global events can affect the value of securities held by the fund. The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.  Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchange differences.
INDEXED ACCOUNTS – Indices. The following paragraph is added to the list of currently offered Indexed Accounts based on performance.
Capital Group Dividend Value ETF (CGDV). The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
The following bar chart has been added. The chart provides the Index’s annual return for the life of the Index, as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
Capital Group Dividend Value ETF’s price return reflects the deductions of applicable fees and expenses. As a result, the ETF’s performance will be lower than the performance of a direct investment in the underlying securities held by the ETF. The Indexed Account linked to the ETF does not participate in any dividend or capital gains distributions made by the ETF.

CHARGES AND ADJUSTMENTS
The following two bullet points have been revised within the current list “A surrender charge does not apply to:” under the Charges and Adjustments – Surrender Charge section.

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Purchase Payment used in calculation of the initial benefit payment to be made under an Annuity Payout option (other than i4LIFE® Advantage option);
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Periodic Income Payments made under i4LIFE® Advantage or periodic payments made under any Annuity Payout option made available by us;
The following bullet point is added to this section:

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Purchase Payment when used in the calculation of the initial Account Value under i4LIFE® Advantage;

The following section has been added to the Charges and Adjustments section and applies to elections of the i4LIFE® Advantage rider.
i4LIFE® Advantage Charge
While this rider is in effect, there is a charge for i4LIFE® Advantage.  The current annual rider charge rate is 0.40%. During the Access Period this charge is based on your Account Value at the beginning of the Rider Year less the Periodic Income Payment(s) for that year.  The charge will be deducted from the Account Value in a lump sum at the end of each Rider Year beginning with the first Rider Year anniversary. This charge will be deducted from each Indexed Segment and the holding account, if any, proportionately on an annual basis.   During the Lifetime Income Period, the charge will reduce the Periodic Income Payment for each Indexed Segment.
The rider charge will be discontinued upon termination of the rider.  A portion of the rider charge, based on the number of days the rider was in effect that Rider Year, will be deducted upon termination of the rider (except for death) or surrender of the Contract.

BENEFITS AVAILABLE UNDER THE CONTRACT

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The Automatic Withdrawal Service entry in the Benefits Available Under The Contract – Standard Benefits section is amended by adding the following bullet point:

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	● Not available when i4LIFE® Advantage is in effect.

The following entry for i4LIFE® Advantage is added to the Benefits Available Under The Contract – Optional Benefits – Available for Election table.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
i4LIFE® Advantage
Provides:
●
Variable Periodic Income Payments for life and/or fixed level payments during the Lifetime Income Period.
●
The ability to make additional withdrawals and surrender the Contract during the Access Period.
0.40% in addition to your base contract expense, if any.
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Available only at contract issue.
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Withdrawals could significantly reduce or terminate the benefit.
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Restrictions apply to the length of the Access Period.
●
Secure Lock+® is not available while this rider is in effect.

The first sentence of the Benefits Available Under the Contract – General Death Benefit Information section of the Prospectus is deleted and replaced with the following:
Your Death Benefit terminates on and after the Annuity Commencement Date.  i4LIFE® Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period.  There are no Death Benefits during the Lifetime Income Period.  Please see the i4LIFE® Advantage - Death Benefit section of this prospectus for more information.
The Benefits Available Under the Contract – Additional Services section of the Prospectus is amended by adding the following sentence to the end of the Automatic Withdrawal Service disclosure.
AWS is not available when i4LIFE® Advantage is in effect.
The Benefits Available Under the Contract section of the Prospectus is amended by adding the following new section immediately after Lincoln ProtectedPay® Select:

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i4LIFE® Advantage
i4LIFE® Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments– i4LIFE® Advantage Charge for more information on how the charge is calculated.
i4LIFE® Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options under this Contract because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage - Death Benefit regarding the impact of a change to the Annuitant.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and must be elected at the time of contract application.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions.
Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below).
The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (and/or the Secondary Life, if applicable). Indexed Accounts which have a Term greater than one year are not available for allocation or reallocation during the Lifetime Income Period.  During the Lifetime Income Period, you will no longer be able to make withdrawals, surrender the Contract or receive a Death Benefit.
If your Account Value is reduced to zero because of Periodic Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:

Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 85 based on the youngest covered life if joint life is elected for nonqualified and Contractowner for qualified.
The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts (based on Contractowner if joint life is elected).

You may also choose any period of time between the minimum Access Period and maximum Access Period.
Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. You cannot shorten the Access Period. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be reduced accordingly. The Account Value remaining at the end of the new Access Period will be applied to

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continue Periodic Income Payments for your life during the Lifetime Income Period. Currently, changes to the Access Period can only be effective on Rider Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the i4LIFE® Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner’s Indexed Account(s) and holding account, if any, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) during the Lifetime Income Period and the Account Value will be reduced to zero.
Periodic Income Payments during the Access Period. i4LIFE® Advantage provides for Periodic Income Payments for as long as an Annuitant (and/or Secondary Life, if applicable) is living.
Periodic Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly.
Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters.
The initial Periodic Income Payment amount is calculated as of the date the rider is elected (“Rider Date”). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes, by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:

●
the age of the Annuitant and Secondary Life, if applicable;
●
the length of time remaining in the Access Period;
●
the Periodic Income Payment mode selected;
●
the 3% Assumed Investment Return (AIR); and
●
the Individual Annuity Mortality table.
The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $452.14 per month ($5,425.68 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $393.54 per month ($4,722.48 annually).
The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized and net of rider charges) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual

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net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%.
For IRA i4LIFE® Advantage contracts, if the required minimum distribution amount for the calendar year for the Contract, as determined by us in accordance with the Internal Revenue Code, as amended, is not satisfied, we will distribute an additional payment. This additional payment will be deducted from the Account Value on the Rider Date anniversary.
This additional payment will be deducted and distributed following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. If this payment reduces the Account Value to an amount less than required under the Surrenders provision of the Contract, it will not be treated as a Withdrawal of the entire Account Value.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated using the reduced Account Value immediately upon a withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended.
Indexed Accounts with Terms greater than one year are not available during the Lifetime Income Period. As of the last Valuation Date of the Access Period, any Account Value allocated to a Segment with a Term greater than one year must be reallocated before the Lifetime Income Period begins. If the Owner does not request a reallocation, we will automatically reallocate any such Account Value to an available Indexed Account with a one-year Term chosen by us.
To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts.
Your Periodic Income Payments will vary based on the performance of your Indexed Segment(s).  Your payment(s) will not be affected by market performance during that year.
If the Owner requests a reallocation into a Segment or out of a Segment, the Periodic Income Payment calculated above is further adjusted by adding the amount of the Periodic Income Payment as determined on the Rider Date anniversary that is subsequently reallocated into a Segment, if any; and subtracting the amount of the Periodic Income Payment as determined on the Rider Date anniversary that is subsequently reallocated out of a Segment and/or converted to a fixed level payment, if any.
On the Rider Date anniversary immediately following the end of the Access Period, the Owner may convert all or a portion of the Account Value to a fixed level payment. Upon conversion, the fixed level payment will be determined by multiplying the Account Value that was converted by the applicable fixed level payout factor.
Once all or a portion of the Periodic Income Payment has been converted to a fixed level payment, it cannot be converted back to a Periodic Income Payment under any Indexed Account(s).
Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Indexed Account performance.

i4LIFE® Advantage - Death Benefit
The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Advantage Rider Date and during the Access Period only and will be adjusted as follows:
Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction.
If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim.
If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of:
●
the Account Value as of the Valuation Date we approve the payment of the claim; or
●
the Purchase Payment, less the sum of the Periodic Income Payments and other withdrawals where:
o
Periodic Income Payments and any additional required minimum distribution payments reduce the Death Benefit by the dollar amount of the payment; and
o
All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Account Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:

Guarantee of Principal Death Benefit ................................... $200,000
i4LIFE® Advantage Periodic Income Payment ......................$25,000
Additional withdrawal .............................................................$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal................................ $150,000

Death Benefit value after i4LIFE® Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500
The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
Only the Account Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Account Value equals zero, no Death Benefit will be paid.

General Death Benefit Provisions. A Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.

On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, no Death Benefit is paid.  If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.

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If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. an original certified death certificate or other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable.
Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals will be taken proportionately in the following order: from the holding account (if any); from an Indexed Segment with a 100% Protection Level (if any); proportionately from Indexed Segments with a one-year Term (if any); and proportionately from Indexed Segments with a term greater than one year.  Any withdrawal that reduces the Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments.
Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments.
Termination.  For qualified contracts, the Owner may terminate this Rider after the termination period ends and prior to the end of the Access Period by notifying us in writing. Otherwise, this Rider will terminate upon the earliest of the following events to occur:
(a) Termination of the Contract; or
(b) If the Account Value is equal to zero as a result of a withdrawal before the end of the Access Period; or
(c) In the event the Contract is surrendered, assigned or transferred; or
(d) Upon the death of the Annuitant, or the later of the death of the Annuitant or Secondary Life if a joint payout was elected.
Upon termination of this Rider, the Rider's benefits and charges will terminate. If this Rider is terminated, other than due to death, a pro-rata charge will be deducted.
The Benefits Available Under the Contract – Annuity Options section of the Prospectus is amended by adding the following sentence to the beginning of the section.
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
FEDERAL TAX MATTERS.
The Nonqualified Annuities – Taxation of Annuity Payouts section is amended by adding the following sentence to the end of the paragraph.
If withdrawals, other than Periodic Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following updates will be made to the list of available Indexed Accounts. Please refer to Appendix A of the Prospectus for complete information about each Indexed Account.
Indexed Account Additions:

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Method Rate	Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Dividend Value ETF* This Indexed Account will be available for all Contracts purchased on and after December 14, 2026, subject to state availability.	Exchange Traded Fund	3-Year	Point-to-Point	10% Protection Level	5.0% Performance Cap	0.10% Performance Cap
Capital Group Dividend Value ETF* This Indexed Account will be available for all Contracts purchased on and after December 14, 2026, subject to state availability.	Exchange Traded Fund	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap	0.10% Performance Cap
*The ETF’s investment advisor deducts applicable fees and expenses when calculating performance. As a result, the ETF’s performance will be lower than the performance of a direct investment in the underlying securities held by the ETF. The Indexed Account linked to the ETF does not participate in any dividend or capital gains distributions made by the ETF.
Indexed Account Closures:

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Method Rate	Guaranteed Minimum Reset Rate Under Secure Lock+®

7

S&P 500® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
Market Index	6-Year	Point-to-Point	10% Dual Plus	10.0% Performance Cap	N/A
S&P 500® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap	N/A
Russell 2000® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap	N/A

APPENDIX B – INDEX DISCLOSURES
The following disclosure replaces the existing Index disclosure language in the appendix.

8

Capital Group Global Growth ETF, Capital Group Growth ETF and Capital Group Dividend Value ETF
Capital Client Group, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO), and Capital Group Growth ETF (CGGR), and Capital Group Dividend Value ETF (CGDV). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO, or CGGR, or CGDV nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO, or CGGR, or CGDV or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.

You can obtain additional information by contacting your registered representative, visiting www.lfg.com/vaprospectus, or by emailing CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.

9

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2 Income® Advisory index-linked annuity

Supplement dated December XX, 2026 to the Prospectus dated May 1, 2026

This Supplement updates certain information contained in the above-referenced prospectus (the “Prospectus”) for your index-linked annuity contract. You should read this Supplement together with the Prospectus, as supplemented. Except as described in this Supplement, all other terms and provisions of the Prospectus remain unchanged.

OVERVIEW

Effective immediately, references in the Prospectus, summary prospectus, Statement of Additional Information, and related material to Lincoln Level Advantage 2 IncomeSM are changed to Lincoln Level Advantage 2 Income®. This change relates solely to the trademark designation of the product name.

The following Indexed Accounts will be available for Contracts purchased on and after December 14, 2026, subject to state availability:

●
Capital Group Dividend Value ETF, 3-Year, 10% Protection Level, Performance Cap
●
Capital Group Dividend Value ETF, 6-Year, 15% Protection Level, Performance Cap

The following Indexed Accounts will not be available for Contracts purchased on and after December 14, 2026. If you are currently invested in one of these accounts, you may remain invested until the end of your current Indexed Term.

●
S&P 500® Price Return Index, 6-Year, 10% Dual Plus, Performance Cap
●
S&P 500® Price Return Index, 6-Year, Annual Lock, 10% Protection Level, Performance Cap
●
Russell 2000® Price Return Index, 6-Year, Annual Lock, 10% Protection Level, Performance Cap

The i4LIFE® Advantage rider is an optional Annuity Payout rider that will be available for purchase for new Contractowners on and after December 14, 2026, subject to state availability. The rider provides:

●
Periodic Income Payments for life subject to certain conditions of the rider;
●
The ability to make withdrawals or fully surrender the Contract during the Access Period;
●
A Death Benefit during the Access Period; and
●
Periodic Income Payments that may increase or decrease based on contract performance
i4LIFE® Advantage may only be elected at the time the Contract is issued. It provides Periodic Income Payments for life, subject to certain conditions and payments are made during two time periods: an Access Period and a Lifetime Income Period. i4LIFE® Advantage is available for Contracts with a Contract Value of at least $50,000. Secure Lock+® is not available while this rider is in effect.
 DESCRIPTION OF CHANGES
The following discussion describes changes that are incorporated into the specified sections of the Prospectus.
SPECIAL TERMS
The following terms are added to the Special Terms section:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Periodic Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the Contract, and have a Death Benefit.
Account Value—Under i4LIFE® Advantage, the Account Value on a Valuation Date equals the total value in the Indexed Segments, and holding account, if any.

Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Periodic Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Periodic Income Payments—The amounts paid under i4LIFE® Advantage.
Rider Year—Under i4LIFE® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Existing Special Terms within this section, as noted below, are deleted and replaced with the following:
Annuity Commencement Date—The Valuation Date when payment of retirement income benefits begins under the Annuity Payout option you select (other than i4LIFE® Advantage) or upon beginning irrevocable withdrawals through an Automatic Withdrawal Service (state variations apply).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or the i4LIFE® Advantage effective date, if applicable). Payments will be index-linked under i4LIFE® Advantage during the Access Period and during the Lifetime Income Period, payments may be index-linked or fixed.

OVERVIEW OF THE CONTRACT – Primary Features and Options of the Contract
The following paragraph has been added to this section.
i4LIFE® Advantage. The Contract offers the i4LIFE® Advantage rider for an additional fee which provides Periodic Income Payments for life. The availability of the rider is subject to state availability.
The Additional Service overview within this section is deleted and replaced with the following:
Additional Service. The Automatic Withdrawal Service (AWS) allows you to automatically take periodic withdrawals from your Contract and is available under the Contract for no additional charge. AWS is not available when i4LIFE® Advantage is in effect.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT YOUR CONTRACT
The “Are There Ongoing Fees and Expenses?” section is revised to reflect the optional benefit minimum annual fee update:
	Annual Fee	Minimum	Maximum	Location in the Prospectus
Are There Ongoing Fees and Expenses?	Optional benefits available for an additional charge	0.40%[1]	2.75%[1]	● Fee Tables ● Charges and Adjustments ● Rate Sheet (prospectus supplement)
1Annual fee as a percentage of Account Value on each Contract Anniversary.

The “Are There any Restrictions on Contract Benefits?” row is revised to add the following restrictions for i4LIFE® Advantage:

	RESTRICTIONS	Location in the Prospectus
Are There any Restrictions on Contract Benefits?
Yes:
●
i4LIFE® Advantage:
o
A minimum level of Contract Value is required to elect.
o
Must be elected at the time of Contract issue.
o
Only 1-Year Indexed Accounts are available in the Lifetime Income Period.
● The Contracts ● Benefits Available Under the Contract ● Appendix C – Broker-Dealer Material Variations ● i4LIFE® Advantage

FEE TABLES – Annual Contract Expenses.

The following is added to the Annual Contract Expenses table under Optional Benefit Expenses:

i4LIFE® Advantage:[5]
Guaranteed Maximum Annual Charge…………………………………	0.40%

5 The i4LIFE® Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Advantage Charge for more information. During the Lifetime Income Period, the Charge will reduce the Periodic Income Payment for each Indexed Segment.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Indexed-Account Risk. The following bullet point is added to the list of additional risks for specific indices.

●
Capital Group Dividend Value ETF: Market conditions and global events can affect the value of securities held by the fund. The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.  Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchange differences.
INDEXED ACCOUNTS – Indices. The following paragraph is added to the list of currently offered Indexed Accounts based on performance.
Capital Group Dividend Value ETF (CGDV). The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
The following bar chart has been added. The chart provides the Index’s annual return for the life of the Index, as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
Capital Group Dividend Value ETF’s price return reflects the deductions of applicable fees and expenses. As a result, the ETF’s performance will be lower than the performance of a direct investment in the underlying securities held by the ETF. The Indexed Account linked to the ETF does not participate in any dividend or capital gains distributions made by the ETF.
CHARGES AND ADJUSTMENTS
The following section has been added to the Charges and Adjustments section and applies to elections of the i4LIFE® Advantage rider.
i4LIFE® Advantage Charge
While this rider is in effect, there is a charge for i4LIFE® Advantage.  The current annual rider charge rate is 0.40%.  During the Access Period this charge is based on your Account Value at the beginning of the Rider Year less the Periodic Income Payment(s) for that year.  The charge will be deducted from the Account Value in a lump sum at the end of each Rider Year beginning with the first Rider Year anniversary. This charge will be deducted from each Indexed Segment and the holding account, if any, proportionately on an annual basis.  During the Lifetime Income Period, the charge will reduce the Periodic Income Payment for each Indexed Segment.
The rider charge will be discontinued upon termination of the rider.  A portion of the rider charge, based on the number of days the rider was in effect that Rider Year, will be deducted upon termination of the rider (except for death) or surrender of the Contract.
BENEFITS AVAILABLE UNDER THE CONTRACT
The Automatic Withdrawal Service entry in the Benefits Available Under The Contract – Standard Benefits  section is amended by adding the following bullet point:

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	● Not available when i4LIFE® Advantage is in effect.

The following entry for i4LIFE® Advantage is added to the Benefits Available Under The Contract – Optional Benefits – Available for Election table.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
i4LIFE® Advantage
Provides:
●
Variable Periodic Income Payments for life and/or fixed level payments during the Lifetime Income Period.
●
The ability to make additional withdrawals and surrender the Contract during the Access Period.
0.40% in addition to your base contract expense, if any.
●
Available only at contract issue.
●
Withdrawals could significantly reduce or terminate the benefit.
●
Restrictions apply to the length of the Access Period.
●
Secure Lock+®  is not available while this rider is in effect.

The first sentence of the Benefits Available Under the Contract – General Death Benefit Information section of the Prospectus is deleted and replaced with the following:
Your Death Benefit terminates on and after the Annuity Commencement Date.  i4LIFE® Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period.  There are no Death Benefits during the Lifetime Income Period.  Please see the i4LIFE® Advantage - Death Benefit section of this prospectus for more information.
The Benefits Available Under the Contract – Additional Services section of the Prospectus is amended by adding the following sentence to the end of the Automatic Withdrawal Service disclosure.
AWS is not available when i4LIFE® Advantage is in effect.
The Benefits Available Under the Contract section of the Prospectus is amended by adding the following new section immediately after Lincoln ProtectedPay® Select:
i4LIFE® Advantage
i4LIFE® Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments– i4LIFE® Advantage Charge for more information on how the charge is calculated.
i4LIFE® Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options under this Contract because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage - Death Benefit regarding the impact of a change to the Annuitant.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and must be elected at the time of contract application.

i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions.
Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below).
The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (and/or the Secondary Life, if applicable). Indexed Accounts which have a Term greater than one year are not available for allocation or reallocation during the Lifetime Income Period.  During the Lifetime Income Period, you will no longer be able to make withdrawals, surrender the Contract or receive a Death Benefit.
If your Account Value is reduced to zero because of Periodic Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:

Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 85, based on the youngest covered life if joint life is elected for nonqualified and Contractowner for qualified.
The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts (based on Contractowner if joint life is elected).

You may also choose any period of time between the minimum Access Period and maximum Access Period.
Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. You cannot shorten the Access Period.  Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be reduced accordingly. The Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life during the Lifetime Income Period. Currently, changes to the Access Period can only be made on Rider Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the i4LIFE® Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner’s Indexed Account(s) and holding account, if any, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) during the Lifetime Income Period and the Account Value will be reduced to zero.
Periodic Income Payments during the Access Period. i4LIFE® Advantage provides for Periodic Income Payments for as long as an Annuitant (and/or Secondary Life, if applicable) is living.
Periodic Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE®

Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly.
For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters.
The initial Periodic Income Payment amount is calculated as of the date the rider is elected (“Rider Date”). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes, by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:

●
the age of the Annuitant and Secondary Life, if applicable;
●
the length of time remaining in the Access Period;
●
the Periodic Income Payment mode selected;
●
the 3% Assumed Investment Return (AIR); and
●
the Individual Annuity Mortality table.
The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $452.14 per month ($5,425.68 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $393.54 per month ($4,722.48 annually).
The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized and net of rider charges) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%.
For IRA i4LIFE® Advantage contracts, if the required minimum distribution amount for the calendar year for the Contract, as determined by us in accordance with the Internal Revenue Code, as amended, is not satisfied, we will distribute an additional payment. This additional payment will be deducted from the Account Value on the Rider Date anniversary.
This additional payment will be deducted and distributed following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations.  If this payment reduces the Account Value to an amount less than required under the Surrenders provision of the Contract, it will not be treated as a Withdrawal of the entire Account Value.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated using the reduced Account Value immediately upon a withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended.
Indexed Accounts with Terms greater than one year are not available during the Lifetime Income Period. As of the last Valuation Date of the Access Period, any Account Value allocated to a Segment with a Term greater than one year must be reallocated before the Lifetime Income Period begins. If the Owner does not request a reallocation, we will automatically reallocate any such Account Value to an available Indexed Account with a one-year Term chosen by us.
To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts.
Your Periodic Income Payments will vary based on the performance of your Indexed Segment(s).  Your payment(s) will not be affected by market performance during that year.
If the Owner requests a reallocation into a Segment or out of a Segment, the Periodic Income Payment calculated above is further adjusted by adding the amount of the Periodic Income Payment as determined on the Rider Date anniversary that is subsequently reallocated into a Segment, if any; and subtracting the amount of the Periodic Income Payment as determined on the Rider Date anniversary that is subsequently reallocated out of a Segment and/or converted to a fixed level payment, if any.
On the Rider Date anniversary immediately following the end of the Access Period, the Owner may convert all or a portion of the Account Value to a fixed level payment. Upon conversion, the fixed level payment will be determined by multiplying the Account Value that was converted by the applicable fixed level payout factor.
Once all or a portion of the Periodic Income Payment has been converted to a fixed level payment, it cannot be converted back to a Periodic Income Payment under any Indexed Account(s).
Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Indexed Account performance.
i4LIFE® Advantage - Death Benefit
The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Advantage Rider Date and during the Access Period only and will be adjusted as follows:
Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction.
If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim.
If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of:
●
the Account Value as of the Valuation Date we approve the payment of the claim; or
●
the Purchase Payment, less the sum of the Periodic Income Payments and other withdrawals where:
o
Periodic Income Payments and any additional required minimum distribution payments reduce the Death Benefit by the dollar amount of the payment; and
o
All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Account Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:

Guarantee of Principal Death Benefit .............................$200,000
i4LIFE® Advantage Periodic Income Payment ...............$25,000
Additional withdrawal .....................................................$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal.........................$150,000

Death Benefit value after i4LIFE® Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500
The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
Only the Account Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Account Value equals zero, no Death Benefit will be paid.
General Death Benefit Provisions. A Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, no Death Benefit is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. an original certified death certificate or other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable.
Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments.

Withdrawals will be taken proportionately in the following order: from the holding account (if any); from an Indexed Segment with a 100% Protection Level (if any); proportionately from Indexed Segments with a one-year Term (if any); and proportionately from Indexed Segments with a term greater than one year.  Any withdrawal that reduces the Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. See Charges and Adjustments.
Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. See Charges and Adjustments.
Termination. For qualified contracts, the Owner may terminate this Rider after the termination period ends and prior to the end of the Access Period by notifying us in writing. Otherwise, this Rider will terminate upon the earliest of the following events to occur:
(a) Termination of the Contract; or
(b) If the Account Value is equal to zero as a result of a withdrawal before the end of the Access Period; or
(c) In the event the Contract is surrendered, assigned or transferred; or
(d) Upon the death of the Annuitant, or the later of the death of the Annuitant or Secondary Life if a joint payout was elected.
Upon termination of this Rider, the Rider's benefits and charges will terminate. If this Rider is terminated, other than due to death, a pro rata charge will be deducted.
The Benefits Available Under the Contract – Annuity Options section of the Prospectus is amended by adding the following sentence to the beginning of the section.
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
FEDERAL TAX MATTERS.
The Nonqualified Annuities – Taxation of Annuity Payouts section is amended by adding the following sentence to the end of the paragraph.
If withdrawals, other than Periodic Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following updates will be made to the list of available Indexed Accounts. Please refer to Appendix A of the Prospectus for complete information about each Indexed Account.
Indexed Account Additions:

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Method Rate	Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Dividend Value ETF* This Indexed Account will be available for all Contracts purchased on and after December 14, 2026, subject to state availability.	Exchange Traded Fund	3-Year	Point-to-Point	10% Protection Level	5.0% Performance Cap	0.10% Performance Cap
Capital Group Dividend Value ETF* This Indexed Account will be available for all Contracts purchased on and after December 14, 2026, subject to state availability.	Exchange Traded Fund	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap	0.10% Performance Cap
*The ETF’s investment advisor deducts applicable fees and expenses when calculating performance. As a result, the ETF’s performance will be lower than the performance of a direct investment in the underlying securities held by the ETF. The Indexed Account linked to the ETF does not participate in any dividend or capital gains distributions made by the ETF.

Indexed Account Closures:

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Method Rate	Guaranteed Minimum Reset Rate Under Secure Lock+®

S&P 500® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
Market Index	6-Year	Point-to-Point	10% Dual Plus	10.0% Performance Cap	N/A
S&P 500® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap	N/A
Russell 2000® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.

Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap	N/A

APPENDIX B – INDEX DISCLOSURES
The following disclosure replaces the existing Index disclosure language in the appendix.
Capital Group Global Growth ETF, Capital Group Growth ETF and Capital Group Dividend Value ETF
Capital Client Group, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO), and Capital Group Growth ETF (CGGR), and Capital Group Dividend Value ETF (CGDV). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO, or CGGR, or CGDV nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO, or CGGR, or CGDV or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.
You can obtain additional information by contacting your registered representative, visiting www.lfg.com/vaprospectus, or by emailing CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference

Part A
The Prospectus for the Lincoln Level Advantage 2 Income® B-Share and Lincoln Level Advantage 2 Income® Advisory index-linked annuity contract is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-287294) filed on April 14, 2026, and to the definitive 497 Filing filed on May 1, 2026.
Part B
The Statement of Additional Information for the Lincoln Level Advantage 2 Income® B-Share and Lincoln Level Advantage 2 Income® Advisory index-linked annuity contract is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-287294) filed on April 14, 2026, and to the definitive 497 Filing filed on May 1, 2026.

PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Not applicable
(b) Not applicable
(c)(1) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-283685) filed on December 9, 2024.
(2) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.
(d)(1) Single Premium Annuity Contract (ICC24-50096) (B-Share) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-287294) filed on May 15, 2025.
(2) Single Premium Annuity Contract (ICC24-50097) (Advisory) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-287294) filed on May 15, 2025.
(3) Indexed Account Specifications (ICC24CS-50093INDX) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(4) Indexed Accounts Rider (ICC24AR-759) (Dual Performance Trigger Rate) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(5) Indexed Accounts Rider (ICC24AR-760) (Dual Rate Plus) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(6) Indexed Accounts Rider (ICC24AR-761) (Performance Cap) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(7) Indexed Accounts Rider (ICC24AR-762) (Performance Trigger) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(8) Indexed Accounts Rider (ICC24AR-763) (Participation Rate) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(9) Indexed Accounts Rider (ICCAR-764) (Performance Cap with Annual Locks) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-267670) filed on April 25, 2025.
(10) Indexed-Linked Deferred Variable Annuity Living Benefits Rider (ICC25AR-777) (ProtectedPay Select) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-287294) filed on May 15, 2025.
(11) Indexed-Linked Deferred Variable Annuity Living Benefits and Estate Lock Death Benefit Rider (ICC25AR-778) (ProtectedPay Select with Estate Lock) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-287294) filed on May 15, 2025.
(12) Guarantee of Principal Death Benefit Rider (ICC24AR-765) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-267670) filed on April 25, 2025.
(13) Advisory Fee Withdrawals Endorsement (ICC25AE-781) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-287294) filed on May 15, 2025.
(14) Index-Linked Annuity Payment Option Rider (Qualified) (26AR-782Q) filed herein.
(15) Index-Linked Annuity Payment Option Rider (Non-Qualified) (26AR-782NQ) filed herein.
(16) Rider Specifications (Qualified) (26S-782Q) filed herein.
(17) Rider Specifications (Non-Qualified) (26S-782NQ) filed herein.
(e) Application (ANF12603-LV2) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-287294) filed on May 15, 2025.
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(g) Not applicable
(h) Not applicable
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Not applicable
(k) Opinion and Consent of Counsel of Nadine Rosin, Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-287294) filed on September 8, 2025.
(l) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).
(m) Not applicable
(n) Not applicable
(o) Form of ISP filed herein.
(p) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(q) Not applicable
(r) Not applicable
(s) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 47 on Form N-6 (File No. 333-125790) filed on April 7, 2026.
Item 28. Directors and Officers of the Insurance Company
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Insurance Company
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Adam M. Cohen*	Senior Vice President, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
John G. Morriss*	Executive Vice President, Chief Investment Officer and Director
Vacant	Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 29. Persons Controlled by or Under Common Control with the Insurance Company
See Exhibit (s) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(2) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c) N/A

Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage 2 IncomeSM B-Share	315	$116,247,430	315	$115,421,638	$20,200	No
Lincoln Level Advantage 2 IncomeSM Advisory	8	$3,772,645	8	$3,722,395	$8,418	No

(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-287294) filed on April 14, 2026.
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation and Undertakings
a. The Insurance Company undertakes that it will file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and.
b. The Insurance Company undertakes that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

As required by the Securities Act of 1933 Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 2 to the registration statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 28th day of September, 2026 at 10:58 am.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Insurance Company)

Lincoln Level Advantage 2 Income® B-Share

Lincoln Level Advantage 2 Income® Advisory

By: /s/Kimberly A. Genovese
Kimberly A. Genovese
Vice President, The Lincoln National Life Insurance Company

As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on September 28, 2026 at 10:58 am.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)

*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President, and Director
*/s/ John G. Morriss John G. Morriss	Executive Vice President, Chief Investment Officer, and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President, Interim Chief Financial Officer, Treasurer, and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/Kimberly A. Genovese, Pursuant to a Power of Attorney Kimberly A. Genovese